                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT

               SUPPLEMENT TO THE PROSPECTUSES DATED JUNE 23, 2006
                    (PRINTED PROSPECTUSES DATED MAY 1, 2006)

               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                         POLARIS CHOICE VARIABLE ANNUITY

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Effective August 15, 2006, the Van Kampen Life Investment Trust, Class II shares
- Emerging Growth Portfolio changes its name to the Van Kampen Life Investment Trust, Class II shares - Strategic Growth Portfolio. All references in the prospectus to "Emerging Growth Portfolio" are hereby replaced with "Strategic Growth Portfolio."


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FORMER NAME                                    CURRENT NAME
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Emerging Growth                                Strategic Growth
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Dated: August 15, 2006


                Please keep this Supplement with your Prospectus



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